Acquisition Of Indebancorp (Estimated Fair Value Of The Assets And Liabilites Acquired) (Details) (Indebancorp [Member], USD $) In Thousands, unless otherwise specified	Dec. 06, 2013
Indebancorp [Member]
Business Acquisition [Line Items]
Cash and cash equivalents	$ 19,701
Securities, available for sale	22,876
Restricted stock	860
Loans	163,453
Premises and equipment	2,937
Cash surrender value of life insurance	5,597
Core deposit intangible asset	4,397
Accrued interest receivable	546
Other real estate owned	100
Other assets	2,628
Total assets acquired	223,095
Deposits	194,491
Borrowed funds	5,262
Other liabilities	2,522
Total liabilities assumed	202,275
Net identifiable assets	20,820
Goodwill	8,330
Fair value of total consideration transferred	$ 29,150